per share amounts	6 Months Ended
Jun. 30, 2019
per share amounts
per share amounts

12   per share amounts

Basic net income per Common Share is calculated by dividing net income attributable to Common Shares by the total weighted average number of Common Shares outstanding during the period. Diluted net income per Common Share is calculated to give effect to share option awards and restricted share units.

The following table presents reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Basic total weighted average number of Common Shares outstanding	601	596	601	595
Effect of dilutive securities
Share option awards	—	—	—	—
Diluted total weighted average number of Common Shares outstanding	601	596	601	595

For the three-month and six-month periods ended June 30, 2019 and 2018, no outstanding TELUS Corporation share option awards were excluded in the calculation of diluted net income per Common Share.